Equity Based Compensation - Summary of the Activity Related to Performance Based Awards (Details) - Performance Based Awards	9 Months Ended
Sep. 30, 2020 $ / shares shares
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-Vested Shares, Granted | shares	5,752
Unvested Shares, Ending Balance | shares	5,752
Unvested Weighted-Average Grant-Date Fair Value, Granted | $ / shares	$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance | $ / shares	$ 9.78
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-Vested Shares, Granted | shares	130,638
Unvested Shares, Ending Balance | shares	130,638
Unvested Weighted-Average Grant-Date Fair Value, Granted | $ / shares	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance | $ / shares	$ 9.09